Summary of Material Accounting Policies - Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2023
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	5 years
Office and other equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Office and other equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	4 years
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	20 years